Acquisitions and Divestments	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Acquisitions and Divestments

3 Acquisitions and Divestments

2018

There were no material acquisitions during 2018. On July 10, 2018, NXP completed the sale of its 40% equity interest of Suzhou ASEN Semiconductors Co., Ltd. to J&R Holding Limited, receiving $127 million in cash proceeds. The net gain realized on the sale of $51 million is included in the Statement of Operations in the line item “Results relating to equity-accounted investees”.

In June 2018, NXP completed the sale of 24% of its equity interest in WeEn to Tianjin Ruixin Semiconductor Industry Investment Centre LLP, receiving $32 million in cash proceeds. At December 31, 2018, due to the intended sale of the remaining interest in WeEn, NXP transferred the remaining holding to other current assets.

2017

There were no material acquisitions during 2017. On April 19, 2017, we sold our shares in Advanced Semiconductor Manufacturing Corporation Ltd. (ASMC), representing a 27.47 percent ownership, for a total consideration of $54 million. The gain on the sale of $31 million is included in the Statement of Operations in the line item “Results relating to equity-accounted investees”.

On February 6, 2017, we divested our Standard Products (“SP”) business to a consortium of financial investors consisting of Beijing JianGuang Asset Management Co., Ltd (“JAC Capital”) and Wise Road Capital LTD (“Wise Road Capital”), receiving $2.6 billion in cash proceeds, net of cash divested. Prior to February 6, 2017, the results of the SP business were included in the reportable segment SP.

The gain on the sale of $1,597 million is included in the Statement of Operations in the line item “Other income (expense)” and is composed of the following:

Total cash consideration	2,750
Assets held for sale	(1,117)
Cash divested	(138)
Liabilities held for sale	199
Other adjustments	(69)
Transaction costs	(28)
Gain		1,597

2016

There were no material divestments during 2016. On August 8, 2016, we acquired a business for $200 million. The total purchase price has been allocated to goodwill ($14 million), other intangible assets ($177 million), inventories ($8 million) and tangible fixed assets ($1 million). The other intangible assets relate to core technology ($172 million) with an amortization period of 7 years and existing technology ($5 million) with an amortization period of 2 years.